FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Fair value of long-term debt	$ 115,389
Description of estimated fair value of contingent share consideration	At August 31, 2020, the probability of achieving the milestones was estimated to be 68% and the discount rate was estimated to be 20%. If the probabilities of achieving the milestones increased or decreased by 10%, the estimated fair value of the contingent share consideration would increase or decrease by approximately $33. If the discount rates increased or decreased by 5%, the estimated fair value of contingent consideration would decrease or increase, respectively, by approximately $12.
Maximum exposure to credit risk approximates	$ 99,736	$ 65,385
Cash	24,600	47,555	$ 55,064
Working capital	141,123	152,417
Contractual capital expenditures	$ 1,600
Change in benchmark interest rates	1.00%
Increase or decrease in interest expense	$ 1,150	$ 500